Rule 497(e)
                                                      Registration No.: 33-12738

                         SUPPLEMENT DATED APRIL 2, 1997
              TO FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND
                         PROSPECTUS DATED APRIL 25, 1996


         The following information supplements and supersedes any contrary information contained in the Fund's Prospectus:

         Portfolio management responsibilities have been transferred from the Fund's former portfolio strategist to an investment committee composed of the following members: Christopher P. Culp, a portfolio co-manager affiliated with Tocqueville Asset Management L.P., Vincent J. Malanga, a portfolio strategist affiliated with the Manager, and Jane Tubis, a bond trader affiliated with the Manager. Christopher P. Culp is serving the Fund on an interim basis without compensation. He is the co-manager of The Tocqueville Government Fund. He was a Vice President of Belle Haven Investments L.P. from 1994 to 1995, before joining Tocqueville Asset Management, L.P., and was (i) an independent financial consultant from 1993 to 1994, and (ii) a bond trader with Swiss Bank Corp. from 1991 to 1993 and with Carroll McEntee, a subsidiary of HSBC Corp., from 1990 to 1991. Vincent J. Malanga is, and has been for more than the past five years, Chairman of the Board, Chief Executive Officer, President and Treasurer of the Fundamental Funds. He is, and has been for more than the past five years, President, Treasurer and a Director of the Manager, Executive Vice President, Secretary and a Director of Fundamental Service Corporation (the Distributor for certain of the Fundamental Funds) and President of LaSalle Economics, Inc., an economic consulting firm, and a managing director of LaSalle Portfolio Management, Inc., a commodity trading adviser. Jane Tubis is, and has been for more than the past five years, a bond trader with the Manager.

                                                                     Rule 497(e)
                                                      Registration No.: 33-12738

                         SUPPLEMENT DATED APRIL 2, 1997
                    TO FUNDAMENTAL TAX FREE MONEY MARKET FUND
                         PROSPECTUS DATED APRIL 25, 1996


         The following information supplements and supersedes any contrary information contained in the Fund's Prospectus:

         Portfolio management responsibilities have been transferred from the Fund's former portfolio strategist to an investment committee composed of the following members: Christopher P. Culp, a portfolio co-manager affiliated with Tocqueville Asset Management L.P., Vincent J. Malanga, a portfolio strategist affiliated with the Manager, and Jane Tubis, a bond trader affiliated with the Manager. Christopher P. Culp is serving the Fund on an interim basis without compensation. He is the co-manager of The Tocqueville Government Fund. He was a Vice President of Belle Haven Investments L.P. from 1994 to 1995, before joining Tocqueville Asset Management, L.P., and was (i) an independent financial consultant from 1993 to 1994, and (ii) a bond trader with Swiss Bank Corp. from 1991 to 1993 and with Carroll McEntee, a subsidiary of HSBC Corp., from 1990 to 1991. Vincent J. Malanga is, and has been for more than the past five years, Chairman of the Board, Chief Executive Officer, President and Treasurer of the Fundamental Funds. He is, and has been for more than the past five years, President, Treasurer and a Director of the Manager, Executive Vice President, Secretary and a Director of Fundamental Service Corporation (the Distributor for certain of the Fundamental Funds) and President of LaSalle Economics, Inc., an economic consulting firm, and a managing director of LaSalle Portfolio Management, Inc., a commodity trading adviser. Jane Tubis is, and has been for more than the past five years, a bond trader with the Manager.

                                                                     Rule 497(e)
                                                      Registration No.: 33-12738

                         SUPPLEMENT DATED APRIL 2, 1997
                    TO FUNDAMENTAL HIGH YIELD MUNICIPAL BONDS
                         PROSPECTUS DATED APRIL 25, 1996


         The following information supplements and supersedes any contrary information contained in the Fund's Prospectus:

         Portfolio management responsibilities have been transferred from the Fund's former portfolio strategist to an investment committee composed of the following members: Christopher P. Culp, a portfolio co-manager affiliated with Tocqueville Asset Management L.P., Vincent J. Malanga, a portfolio strategist affiliated with the Manager, and Jane Tubis, a bond trader affiliated with the Manager. Christopher P. Culp is serving the Fund on an interim basis without compensation. He is the co-manager of The Tocqueville Government Fund. He was a Vice President of Belle Haven Investments L.P. from 1994 to 1995, before joining Tocqueville Asset Management, L.P., and was (i) an independent financial consultant from 1993 to 1994, and (ii) a bond trader with Swiss Bank Corp. from 1991 to 1993 and with Carroll McEntee, a subsidiary of HSBC Corp., from 1990 to 1991. Vincent J. Malanga is, and has been for more than the past five years, Chairman of the Board, Chief Executive Officer, President and Treasurer of the Fundamental Funds. He is, and has been for more than the past five years, President, Treasurer and a Director of the Manager, Executive Vice President, Secretary and a Director of Fundamental Service Corporation (the Distributor for certain of the Fundamental Funds) and President of LaSalle Economics, Inc., an economic consulting firm, and a managing director of LaSalle Portfolio Management, Inc., a commodity trading adviser. Jane Tubis is, and has been for more than the past five years, a bond trader with the Manager.